Borrowing facilities (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 5,727	£ 5,683
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	3,910
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	2,190	0
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,668	0
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,869	1,773
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 0	£ 0